UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-08037

AdvisorOne Funds

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE

68137

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 150 Motor Parkway, Suite 205, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

402-493-3313

Date of fiscal year end:

1/31/05

Date of reporting period:1/31/05

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Investment Advisor

CMG Capital Management Group, Inc.

150 N. Radnor Chester Road

Suite A150

Radnor, PA 19087

Administrator and

Fund Accountant

Gemini Fund Services, LLC

150 Motor Parkway, Suite 205

Hauppauge, NY 11788

Transfer Agent &

Dividend Disbursing Agent

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Custodian

The Bank of New York

1 Wall Street, 25th Floor

New York, NY 10286

Distributor
Aquarius Fund Distributors, LLC

1005 South 107th Avenue

Omaha, NE 68114

Independent Auditors

Tait, Weller & Baker

1818 Market Street

Philadelphia, PA 19103

Shareholder Information:

Toll-free (866) CMG-9456

ANNUAL REPORT

JANUARY 31, 2004

This report and the financial statements contained herein are submitted for general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the CMG High Income Plus Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

CMG Market Outlook – January 2005

Since 1992, CMG has been trading the intermediate-term trend moves in the High Income market. We have found that over time, the High Income bond market moves in a probable - predictable manner. In both up and down trending patterns, once in motion, High Income bonds tend to stay in that direction for a period of time.

The most important element to our strategy is that of principal preservation. We trade each position with very tight stop-loss triggers set in place. We manage in this way because we believe the long-term secret to investment success is the magic power of compound interest. Far too many investors misunderstand this powerful principle. The math breaks down with significant loss. Just ask anyone who has lost more then half of their liquid net worth in the recent bear market (March 2000 to October 2002).

To us, investing is a game of probabilities coupled with a strict stop-loss risk management focus. Our strategy attempts to quantify the potential of each trade and trade the most probable intermediate term signals.  Of course, like many successful traders, we will win some trades and lose some trades. But importantly, when we are wrong, we want to be wrong for a little.   A new opportunity will present itself and it is our intent to be in the game with the majority of our principal in tact.

In factoring in our probabilities , 2004 was a unique period. We began the year with some interesting challenges. Specifically, the major scandals in the m utual f und industry; r apid fire trading of mutual funds, illegal after -hours  trading of mutual funds, and investment managers market timing their own funds despite the fact that their prospectus disallowed frequent trading.

You can imagine the degree of fear that penetrated the heart of the mutual fund industry. A number of firms quickly rushed to impose short-term trading penalties. To say it was a period of excessive fear would be an understatement. But like many similar business traumas, life moves forward, and fear gives way to reason. This too is what is happening in the mutual fund industry. In the end, it was a few bad guys doing some very bad things that frankly should have been prevented in the first place.

Over the past year, our proprietary model generated sell signals in late January, late April, and July and buy signals in February, and May, and August.

Since 1992 the core components of our system have remained the same. Our signal is based on price, volume, yield spreads (how much High Income bonds are yielding in excess of treasury notes), supply vs. demand dynamics, seasonal patterns, and several other factors. Ours is not a "black box" trading system. There have been and will continue to be a number of times when we feel the risk is excessive and we will choose error to the side of capital preservation.

This was the case with our August buy signal. We chose to keep the portfolio hedged due to the potential event risks related to the August Olympics, the September Republican convention in NYC, and the November Presidential Election. Disappointedly, we played the move far too conservatively accounting for our underperformance vs. other High Income bond funds as the vast majority of 2004 H igh Y ield (“HY”) gains came in the last four months of the year.

The most positive development for our strategy in 2004 was the rapid growth of the DJ CDX 100 HY Index. There are now eleven major brokerage firms making a market in this derivative index. The index now trades in nearly $2 billion notional per day. Bid ask spreads have come in to very attractive levels enhancing our ability to quickly set our hedges in place.

Moving into 2005, we continue to believe that the US equity market is in the middle of a long-term (multiple year) bear market and it appears highly probable to us that the recent two-year pre-election rally is over. While corporate fundamentals are solid , stock market valuations are high and year-over-year growth rates are declining. Additionally, higher interest rates, higher oil and basic materials prices will have a negative impact on company earnings. With P/E ratios near 21, we believe there is little rocket fuel left in the tank to drive equity prices much higher.

While the equity market clearly impacts High Income bond price movement, higher interest rates represent the number one risk to the directionally based buy-and-hold investor this year. Currently, High Income bonds are yielding only 2.50% more than Treasury notes. This compares unfavorably to the 10% spreads over Treasury notes at the October 2002 High Yield market low. Historically, the average yield spread over Treasuries is approximately 5%.

Year-to-date, our CMG HY program generated a sell signal in January a buy signal in February and a sell signal in March. While the HY market finished January in negative territory, we profited. In February, we unwound our short hedge and profited on the long side. On March 14, 2005, our strategy triggered a new sell-signal and we again hedged our long direction basket of High Income bond funds.

Through March 25, 2005 the average High Income bond fund is down nearly 3% from its high. Our fund is off fractionally for the month.

This is the type of move that is exciting for our strategy as we remain positioned to re-enter the long side (unwind hedges and reinvest money market funds) at lower prices and higher yields on our next buy signal.

Be careful, risk is high. As Benjamin Graham once said, "the essence of investment management is the management of risks, not the management of returns". Opportunities will always present themselves; the key is to be able to take advantage of them with your principal intact.

Should you have any questions and/or would like to review our strategy in greater detail, please feel free to contact us at anytime.

With kind regards,

Steve

Stephen B. Blumenthal

CMG Capital Management Group, Inc.

President - CEO

March 28, 2005

The above cited performance represents past performance, which does not guarantee future results.  Current performance may be lower or higher than the performance data quoted.  For more performance numbers current to the most recent month-end please call 1-866-CMG-9456.

Information contained herein was obtained from recognized statistical services and other sources believed to be reliable and we therefore cannot make any representation as to its completeness or accuracy.

Investment returns and principal value of the investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than originally invested.

The CMG High Income Plus Fund is distributed by Aquarius Fund Distributors, LLC. Member NASD .

AFD-03/30/2005-96

CMG High Income Plus Fund

PERFORMANCE UPDATE

January 31, 2005

Growth of $10,000 Since Inception*

Through January 31, 2005

Since Inception*

Total Return

0.00%

The Lehman High Yield Corporate Bond Index is an unmanaged index of fixed income securities having a maximum quality rating of Ba1 (including defaulted issues), a minimum amount outstanding of $100 million, and at least 1 year to maturity.

Past performance is not indicative of future results.  The investment return and NAV will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Total returns are calculated assuming reinvestment of all dividends and capital gain distributions, if any.

Total returns do not reflect the deductions of taxes a shareholder would pay on the redemption of fund shares or fund distributions.

__________________

* February 20, 2004.

CMG High Income Plus Fund

PORTFOLIO SUMMARY

January 31, 2005

Portfolio Composition*	Top 10 Portfolio Holdings*

	Northeast Investors Trust	9.69%
	Franklin AGE High Income Fund-Class A .	9.46%
	Merrill Lynch Bond Fund – High
	Income Portfolio- Class A	9.34%
	AIM High Yield Fund- Class A	9.25%
	Putnam High Yield Trust- Class A	8.41%
	Fidelity Advisor High Income
	Advantage Fund- Class T	8.16%
	Oppenheimer High Yield Fund-Class A	7.75%
	Alliance Bernstein High Yield Fund-
High Yield Bond Funds	Class A	7.06%
	Excelsior High Yield Fund	6.88%
	Guardian High Yield Bond Fund- Class A	6.72%

____________

* Based on total investment value as of January 31, 2005.

CMG High Income Plus Fund

DISCLOSURE OF FUND EXPENSES

January 31, 2005 (Unaudited)

As a shareholder of the Fund you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges (CDSCs) on redemptions.

This example is based on an investment of $1,000 invested on August 1, 2004 and held until January 31, 2005.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (8/1/04)	Ending Account Value (1/31/05)	Expenses Paid During the Period* (8/1/04 to 1/31/05)
Actual	$1,000.00	$1,011.06	$14.41
Hypothetical (5% return before expenses)	$1,000.00	$1,010.81	$14.41

*Expenses are equal to the Fund’s annualized expense ratio of 2.85% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

CMG High Income Plus Fund
SCHEDULE OF INVESTMENTS
January 31, 2005

		Market
	Shares	Value
HIGH YIELD BOND FUNDS- 101.78%
AIM High Yield Fund- Class A	1,591,425	$ 7,193,240
Alliance Bernstein High Yield Fund- Class A	893,410	5,485,539
BlackRock High Yield Bond Fund- Class A	1,097	9,053
Delaware Delchester Fund- Class A	7,797	26,119
Excelsior High Yield Fund	1,118,672	5,347,250
Fidelity Advisor High Income Advantage Fund- Class T	640,447	6,346,831
Franklin AGE High Income Fund- Class A	3,419,616	7,352,175
Goldman Sachs High Yield Fund- Class A	2,345	19,137
Guardian High Yield Bond Fund- Class A	692,884	5,224,346
Janus High Yield Bond Fund	102,285	1,007,504
Merrill Lynch Bond Fund- High Income Portfolio- Class A	1,369,822	7,260,054
Nations High Yield Bond Fund- Class A	470,997	4,479,182
Northeast Investors Trust	960,522	7,530,496
Oppenheimer High Yield Fund- Class A	620,120	6,027,566
Pioneer High Yield Fund- Class A	384	4,388
Putnam High Yield Trust- Class A	799,510	6,539,990
Salomon Brothers High Yield Bond Fund- Class A	178,738	1,528,212
Seligman High Yield Bond Fund- Class A	310,908	1,081,961
Strong High Yield Bond Fund	137,661	1,088,902
SunAmerica High Yield Bond Fund- Class A	505,230	2,288,693
UBS High Yield Fund- Class A	258,005	1,909,240
TOTAL HIGH YIELD BOND FUNDS
(Cost - $74,478,375)		77,749,878

SHORT TERM INVESTMENTS - 0.00%
Milestone Treasury Obligation Portfolio- Institutional Class
(Cost - $878)	878	878

Total Investments - 101.78%
(Cost - $74,479,253)		77,750,756
Cash and other assets less liabilities- (1.78)%		(1,359,362)
NET ASSETS - 100.00%		$ 76,391,394

CMG High Income Plus Fund
SCHEDULE OF SECURITIES SOLD SHORT
January 31, 2005

		Market
COST	Principal	Value
SECURITIES SOLD SHORT
Dana Corp., 9.00%, due 8/15/11	$ 99,000	$ 117,298
TOTAL SECURITIES SOLD SHORT
(Proceeds - $99,000)		$ 117,298

CMG High Income Plus Fund
CREDIT DEFAULT SWAP CONTRACTS
January 31, 2005

		Unrealized
	Notional	Appreciation/
	Amount	(Depreciation)
Dow Jones CDX 100 North American High Yield CDS Index,
3.75%, due 12/20/09	$ (45,000,000)	$ (33,124)

CMG High Income Plus Fund
STATEMENT OF ASSETS AND LIABILITIES
January 31, 2005

Assets:
Investments in Securities at Market Value (identified cost $74,479,253)	$ 77,750,756
Dividends and Interest Receivable	193,528
Due From Broker	10,713,537
Prepaid Expenses and Other Assets	27,326
Total Assets	88,685,147

Liabilities:
Securities Sold Short, at Value (Proceeds of $99,000)	117,298
Payables:
Securities Purchased	10,478,217
Swap Contracts	1,517,188
Investment Advisory Fees	145,884
Distribution Fees	18,984
Fund Shares Repurchased	3,509
Accrued Expenses and Other Liabilities	12,673
Total Liabilities	12,293,753

Net Assets (Unlimited shares of no par value interest
authorized; 7,735,386 shares outstanding)	$ 76,391,394

Net Asset Value, Offering and Redemption Price Per Share
($76,391,394/7,735,386 shares outstanding)	$ 9.88

Composition of Net Assets:
At January 31, 2005, Net Assets consisted of:
Paid-in-Capital	$ 77,358,725
Accumulated Net Realized Loss From Security Transactions	(4,187,412)
Net Unrealized Appreciation (Depreciation) on:
Investments	3,271,503
Short Positions	(18,298)
Swap Contracts	(33,124)
Net Assets	$ 76,391,394

CMG High Income Plus Fund
STATEMENT OF OPERATIONS
February 20, 2004* through January 31, 2005

Investment Income:
Interest Income on Long Positions	$ 205,305
Dividend Income	4,028,636
Total Investment Income	4,233,941

Expenses:
Investment Advisory Fees	1,514,026
Distribution Fees	166,877
Administrative Fees	67,290
Accounting Fees	39,275
Legal Fees	32,220
Transfer Agent Fees	19,030
Insurance Expense	19,030
Registration Fees	14,186
Custody Fees	13,458
Audit Fees	11,072
Trustees' Fees	9,688
Printing Expense	9,342
Miscellaneous Expenses	1,905
Total Operating Expenses Before Interest on Short Positions	1,917,399
Interest on Short Positions	1,487,279
Total Expenses	3,404,678
Net Investment Income	829,263

Net Realized and Unrealized Loss on Investments:
Net Realized Gain (Loss) From:
Investments	(2,202,635)
Securities Sold Short	(583,393)
Swap Contracts	(1,508,695)
Distributions of Other Investment Companies	107,311
Net Change in Unrealized Appreciation (Depreciation) On:
Investments	3,271,503
Securities Sold Short	(18,298)
Swap Contracts	(33,124)
Net Realized and Unrealized Loss on Investments	(967,331)

Net Decrease in Net Assets Resulting From Operations	$ (138,068)

*Commencement of Operations

CMG High Income Plus Fund
STATEMENT OF CHANGES IN NET ASSETS
February 20, 2004* through January 31, 2005

Operations:
Net Investment Income	$ 829,263
Net Realized Gain (Loss) From:
Investments	(2,202,635)
Securities Sold Short	(583,393)
Swap Contracts	(1,508,695)
Distributions of Other Investment Companies	107,311
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	3,271,503
Securities Sold Short	(18,298)
Swap Contracts	(33,124)
Net Decrease in Net Assets
Resulting From Operations	(138,068)

Distributions to Shareholders From:
Net Investment Income ($0.12 per share)	(861,708)

Capital Share Transactions:
Proceeds from Shares Issued (10,896,437 shares)	108,171,104
Dividend Reinvestment Shares Issued (87,912 shares)	861,708
Cost of Shares Redeemed (3,248,963 shares)	(31,641,642)
Total Capital Share Transactions	77,391,170

Total Increase in Net Assets	76,391,394

Net Assets:
Beginning of Period	-
End of Period (includes accumulated undistributed net
investment income of $0)	$ 76,391,394

*Commencement of Operations

CMG High Income Plus Fund
FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout the period presented. (a)

	February 20, 2004*
	through
	January 31, 2005

Net Asset Value, Beginning of Period	$ 10.00
Income (Loss) From Operations:
Net investment income	0.11
Net loss from securities
(both realized and unrealized)	(0.11)
Total from operations	-

Distributions to shareholders from
net investment income	(0.12)
Net Asset Value, End of Period	$ 9.88

Total Return (b)	0.00%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 76,391
Ratio of expenses to average net assets	5.06%	(c)
Ratio of expenses to average net assets,
excluding interest expense on short positions	2.85%	(c)
Ratio of net investment income to average net assets	1.23%	(c)
Portfolio turnover rate	128%

__________
*Commencement of Operations
(a) Per share amounts are calculated using the average shares method, which more appropriately represents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(c) Annualized.

CMG High Income Plus Fund

NOTES TO FINANCIAL STATEMENTS

January 31, 2005

1.

ORGANIZATION

CMG High Income Plus Fund (the “Fund”) is a series of AdvisorOne Funds (the “Trust”), a Delaware Business Trust organized on December 20, 1996.  The Fund is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a diversified, open-end management investment company.  The Fund seeks a high level of current income along with capital appreciation primarily by investing in other mutual funds that invest primarily in high-yielding, lower-rated fixed income securities. The Fund commenced operations on February 20, 2004.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements.

Security Valuation and Transactions – U.S. equity securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price.  In the absence of a last sale price, the average of the last available bid and ask price is used.  If no average price is available, the last bid price is used.  Exchange traded debt securities are valued using the last available sale price or, if such price is not available, at the mean of the bid and asked prices.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available of for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying funds are valued at their respective net asset values as

CMG High Income Plus Fund

NOTES TO FINANCIAL STATEMENTS

January 31, 2005

reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the underlying funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares.  There can be no assurance that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Short Sales – The Fund may sell securities short as part of its overall portfolio management strategy involving the use of derivative instruments and to offset potential declines in long positions in similar securities.  A short sell is a transaction in which the Fund sells a security it does not own in anticipation of a decline in its market price.  When the Fund engages in a short sale, an amount equal to the proceeds is reflected as an asset and an equivalent liability.  The amount of the liability is subsequently marked-to-market on a daily basis to reflect the current value of the security sold short.  The accrued interest and dividends on short sales that the Fund will be obligated to pay is treated as an expense on the Statement of Operations.  Short sales are collateralized by cash or other liquid security deposits made with the applicable counterparty broker.  The Fund is exposed to market risk based on the amount, if any, that the market value of the security sold short exceeds the value of the collateral.    Liabilities for short sales are closed out by purchasing the securities for delivery to the counterparty broker, resulting in a realized gain or loss.

Swap Agreements – The Fund may enter into interest rate, index, currency exchange rate and credit default swap agreements.  Swap agreements are two-party contracts providing for an arrangement to exchange the returns earned or realized based on a notional principal amount.  The Fund’s obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “Net Amount”).  The Fund’s obligation under a swap agreement will be accrued daily (offset against amounts owing to the Fund) and any accrued but unpaid Net Amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. government securities, or other liquid securities.  Swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss.

The Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these arrangements or that the counterparty may default on its obligations to perform.

TRAINS and Dow Jones CDX 100 NA HY CDS Index– TRAINS (Targeting Return Index Securities) Trust Series HY-2004-1 High Yield Portfolio is a privately placed grantor investment trust sponsored by Lehman Brothers which invests in  equally weighted high yield bonds rated B3/B- or higher.  Dow Jones CDX 100 North American High Yield Credit Default Swap Index, managed by Dow Jones Indexes and sponsored by

CMG High Income Plus Fund

NOTES TO FINANCIAL STATEMENTS

January 31, 2005

JP Morgan and Morgan Stanley, is a credit default swap index product consisting of 100 portfolios, which focuses on the North American High Yield market.  Both TRAINS and Dow Jones CDX 100 NA HY CDS Indexes offer certain investors a diverse, liquid vehicle for initiating and managing exposure to the North American high yield credit market.

Federal Income Taxes – The Fund has complied and will continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

Expenses –  Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Distributions to Shareholders – Income will normally be declared and distributed monthly by the Fund.  The Fund will declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.  These differences are primarily due to the treatment of wash sale losses and deferral of post-October losses.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by CMG Capital Management Group, Inc. (the “Adviser”). Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 2.25% of the average daily net assets of the Fund.

The Adviser has contractually agreed to waive its management fee or, if necessary, to reimburse the Fund if and to the extent that the total annual operating expense ratio (excluding extraordinary or non-recurring expenses) exceeds 2.85% of the average daily net assets of the Fund through May 31, 2005.   Under the terms of the Advisory Agreement, fees waived or expenses reimbursed may be recouped by the Adviser from the Fund up to three years from the date that the fee or expense was waived or reimbursed.  However, no reimbursement payment will be made by the Fund to the Adviser if it would result in the Fund exceeding the contractual expense limitation described above.

For the period February 20, 2004 (commencement of operations) through January 31, 2005, the Adviser received advisory fees of $1,514,026 with no waivers or reimbursement payments made to the Fund.

CMG High Income Plus Fund

NOTES TO FINANCIAL STATEMENTS

January 31, 2005

Administration, Fund Accounting, Transfer Agent and Custody Administration Fees – Gemini Fund Services, LLC (the “Administrator”) serves as the administrator, fund accountant, transfer agent and custody administrator of the Fund.  For providing administration services to the Fund, the Administrator receives a monthly fee calculated at an annual rate of 0.10% of the first $100 million of the Fund’s average daily net assets, and at reduced rates thereafter, subject to certain minimum requirements.  For providing fund accounting services, the Administrator receives from the Fund a monthly fee calculated at an annual rate of 0.02% on average daily net assets between $25 million and $100 million, and at reduced rates thereafter, subject to certain minimum requirements, plus out-of-pocket expenses.  For providing transfer agent services, the Administrator receives a minimum monthly or per account fee plus certain transaction fees, plus out-of-pocket expenses.  For providing custody administration services, the  Administrator receives from the Fund a monthly fee calculated at an annual rate of .0075% for the first $100 million of the Fund’s average daily portfolio market value, and at reduced rates thereafter.

Distributor – The distributor of the Fund is Aquarius Fund Distributors, LLC (the “Distributor).  The Fund has adopted a Distribution Plan and Agreement pursuant to Rule 12b-1 under the 1940 Act.  The Plan and Agreement provides for the payment for certain distribution activities and shareholder services to the Fund and its shareholders at an annualized rate of 0.25% of the average daily net assets.

Trustees’ Fees – The Fund pays no compensation to its Trustees who are employees of the Adviser or its affiliates ..  Effective September 23, 2004, the Board approved the following Trustee compensation schedule: Each Trustee will receive $3,000 for each regular board meeting attended in-person; a minimum of $1,000 for each special board meeting attended in-person, or $200 per Fund participating in the special meeting, whichever is greater; $750 for all telephonic board meetings; $500 for in-person committee meetings and $250 for telephonic committee meetings, unless the committee meeting is on the same day as a board meeting, in which case it will not be compensated.  Prior to September 23, 2004, Trustees who were not Adviser employees received a fee of $1,500 for each regular and special meeting of the Board that the Trustee attended in person, or $750 for each regular or special meeting that the Trustee attended via teleconference.  The Trust also reimburses each such Trustee for travel and other expenses incurred in attending meetings of the Board.

4.

INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities, for the period ended January 31, 2005, amounted to $163,504,998 and $86,894,909, respectively.  There were no purchases or sales of U.S. government securities.  The cost basis of securities for federal income tax purposes is the same as for financial accounting purposes.  Gross unrealized appreciation and depreciation on investments as of January 31, 2005 aggregated $3,275,859 and $4,356, respectively.

CMG High Income Plus Fund

NOTES TO FINANCIAL STATEMENTS

January 31, 2005

5.

TAX INFORMATION

In accordance with industry practice, the Fund has recorded a reclassification in the capital accounts.  As of January 31, 2005, the Fund recorded permanent book/tax differences of $32,445 from undistributed net investment loss to paid-in-capital.  This reclassification has no impact on net asset value of the Fund and is designed generally to present undistributed income on a tax basis which is considered to be more informative to shareholders.

For the period ended January 31, 2005, the Fund paid distributions of $861,708, the tax character of which was ordinary income.

As of January 31, 2005, the components of distributable earnings on a tax basis were as follows:

Long-Term Losses

$(2,279,166)

Unrealized Appreciation

   1,311,835

$  (967,331)

The differences between book basis and tax basis figures are attributable primarily to the tax treatment of wash sale losses and deferral of post-October losses.

As of January 31, 2005, the Fund had available, for federal income tax purposes, $2,279,166 in unused capital loss carryforwards, available to offset future capital gains and expiring on January 31, 2013.

The Fund has elected to defer post-October losses of $1,136,131.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of

CMG High Income Plus Fund and

Board of Trustees of AdvisorOne Funds

We have audited the accompanying statement of assets and liabilities of the CMG High Income Plus Fund, a series of AdvisorOne Funds, including the schedule of investments, as of January 31, 2005 and the related statement of operations, the statement of changes in net assets and the financial highlights for the period February 20, 2004 (commencement of operations) to January 31, 2005.   These financial statements and financial highlights are the responsibility of the Fund’s management.   Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (U.S.).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.   An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.   Our procedures included confirmation of securities owned as of January 31, 2005, by correspondence with the custodian and brokers.   An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.   We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the CMG High Income Plus Fund as of January 31, 2005, the results of its operations, the changes in its net assets and the financial highlights for the period February 20, 2004 (commencement of operations) to January 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania

March 11, 2005

CMG High Income Plus Fund

DIRECTORS AND OFFICERS (Unaudited)

January 31, 2005

The following table provides information about each Trustee who is an “interested” person of the Trust, as defined by the Investment Company Act of 1940.  Unless otherwise noted, the address of each Trustee is AdvisorOne Funds, 4020 South 147th Street, Omaha, Nebraska 68137.

Name, Address and Age	Title and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
Michael Miola (51)	Chairman of the Board since May 7, 2003

Chief Executive Officer and Manager of Gemini Fund Services, LLC; Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Orion Advisor Services, LLC; Manager of Clarke Lanzen Skalla Investment Firm, LLC; Manager of GemCom, LLC;  Manager of Fund Compliance Services, LLC; President and Director of Cannon Express Corp.; Private Investor & Businessman; formerly (1983-2001) Founder and President of American Data Services, Inc. Current Directorships: Northern Lights Fund Trust; Constellation Trust Co.

The following table provides information about each Trustee who is not an “interested” person of the Trust, as defined by the Investment Company Act of 1940.  Unless otherwise noted, the address of each Trustee is AdvisorOne Funds, 4020 South 147th Street, Omaha, Nebraska 68137.

Name, Address and Age	Title and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
L. Merill Bryan, Jr. (59)	Trustee, since May 7, 2003	Senior Vice President & Chief Information Officer of Union Pacific Corp.; President, Union Pacific Technologies Transportation System, Inc.; Current Directorships: RAILINC Corporation; Fenix.
Gary Lanzen (50)	Trustee, since May 7, 2003	President, Orizon Investment Counsel, LLC; Partner, Orizon Group, Inc.
Anthony Hertl (55)	Trustee, since December 17, 2004

Consultant to small and emerging businesses since 2000; Retired in 2000 as Vice President of Finance and Administration of Marymount College, Tarrytown, New York where he served in this capacity for four years. Current Directorships: Satuit Capital Management Trust.

CMG High Income Plus Fund

DIRECTORS AND OFFICERS (Unaudited)

January 31, 2005

The following table provides information regarding each officer who is not a Trustee of the Trust. Unless otherwise noted, the address for each officer is AdvisorOne Funds, 4020 South 147th Street, Omaha, Nebraska 68137.

Name, Address and Age	Title and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
W. Patrick Clarke (59)	President, since February 3, 2003

Chief Executive Officer and Manager of Clarke Lanzen Skalla Investment Firm, LLC; Manager of Gemini Fund Services, LLC; Manager of GemCom, LLC; Manager of Fund Compliance Services, LLC; President of the Trust; Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Aquarius Fund Distributors, LLC; Manager of Orion Advisor Services, LLC; Director of Constellation Trust Co.

Michael Wagner (53) c/o Gemini Fund Services, LLC 150 Motor Parkway, Suite 205 Hauppauge, NY 11735	Treasurer, since May 9, 2003	President and Manager, Gemini Fund Services, LLC; Chief Operating Officer, Fund Compliance Services, LLC and GemCom, LLC; Director of Constellation Trust Co.
Brian Nielsen (32)	Secretary, since May 9, 2003

Secretary and Chief Legal Officer of the Trust; General Legal Counsel for NorthStar Financial Services Group, LLC; Secretary and General Legal Counsel for Clarke Lanzen Skalla Investment Firm, LLC, Orion Advisor Services, LLC, and Aquarius Fund Distributors, LLC; Director of Constellation Trust Co.

Colleen T. McCoy (50)	Chief Compliance Officer, since 2004

Founder and consultant of Canterbury Group LLC (mutual fund consulting) since 2001; Chief Compliance Officer for a number of other mutual fund groups since 2004; Vice President & Business Manager (Global Funds Administration) with JPMorgan Chase (1988-2001).

Andrew Rogers (35) c/o Gemini Fund Services, LLC 150 Motor Parkway, Suite 205 Hauppauge, NY 11735	Assistant Treasurer, since May 9, 2003	Senior Vice President and Director of Fund Administration, Gemini Fund Services, LLC; President, Fund Compliance Services, LLC and GemCom, LLC; Vice President, JP Morgan Chase & Co. (1998-2001).

The Trust’s Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, upon request by calling 1-866-CMG-9456.

How to Obtain Proxy Voting Information

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ending June 30, 2004 as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-CMG-9456 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-866-CMG-9456.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)

The Registrant’s board of trustees has determined that Anthony Hertl is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Hertl is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2005

$ 8,500

FY 2004

$ N/A

(b)

Audit-Related Fees

FY 2005

$ 0

FY 2004

$ N/A

(c)

Tax Fees

FY 2005

$ 2,500

FY 2004

$ N/A

Nature of the fees:

Preparation of federal and state tax returns and review of annual dividend calculations.

(d)

All Other Fees

Registrant

Adviser

FY 2005

$ 0

$ 0

FY 2004

$ N/A

$ N/A

Nature of the fees:

(e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee is also required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant to the extent that the services are determined to have a direct impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the audit committee.

(2)

Percentages of 2005 Services Approved by the Audit Committee

Registrant

Adviser

Audit-Related Fees:

N/A  %

N/A  %

Tax Fees:

     0%

N/A  %

All Other Fees:

N/A %

N/A  %

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

Adviser

FY 2005

$ 2,500

$ None

FY 2004

$ N/A

$ None

(h)

Not applicable.  All non-audit services to the registrant were pre-approved by the Audit Committee for FY 2005.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR,  the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith..

(a)(3)

Not applicable.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds

By (Signature and Title)

*/s/ W. Patrick Clarke

       W. Patrick Clarke, President

Date 4/11/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ W. Patrick Clarke

        W. Patrick Clarke, President

Date 4/11/05

By (Signature and Title)

*/s/ Michael J. Wagner

       Michael J. Wagner, Treasurer

Date 4/8/05